Segmental analysis (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Operating Segments [Abstract]
Schedule of operating segments
The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	High-voltage electricity transmission networks in England and Wales
UK Gas Transmission	High-pressure gas transmission networks in Great Britain and LNG storage activities
US Regulated	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York and New England and electricity generation facilities in New York

(a) Revenue

	2018			2017			2016
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	4,154	(28)	4,126	4,439	(29)	4,410	3,977	(20)	3,957
UK Gas Transmission	1,091	(9)	1,082	1,080	(99)	981	1,047	(109)	938
US Regulated	9,272	—	9,272	8,931	—	8,931	7,493	—	7,493
NGV and Other[1]	776	(6)	770	713	—	713	824	—	824
Total revenue from continuing operations	15,293	(43)	15,250	15,163	(128)	15,035	13,341	(129)	13,212

Split by geographical areas – continuing operations:
UK			5,938			6,064			5,619
US			9,312			8,971			7,593
			15,250			15,035			13,212

1.	Included within NGV and Other is £593 million (2017: £604 million; 2016: £719 million) of revenue relating to NGV.

(b) Operating profit
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 4.

	Before exceptional items and remeasurements			After exceptional items and remeasurements
	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,041	1,372	1,173	1,041	1,361	1,173
UK Gas Transmission	487	511	486	487	507	486
US Regulated	1,698	1,713	1,185	1,734	1,278	1,196
NGV and Other[1]	231	177	370	231	62	370
Total operating profit from continuing operations	3,457	3,773	3,214	3,493	3,208	3,225

Split by geographical area – continuing operations:
UK	1,840	2,118	2,007	1,840	1,988	2,007
US	1,617	1,655	1,207	1,653	1,220	1,218
	3,457	3,773	3,214	3,493	3,208	3,225
Below we reconcile total operating profit from continuing operations to profit before tax from continuing operations. We have shown the share of post-tax results of joint ventures and associates disaggregated between those held within NGV and Other and our retained 39% interest in the UK Gas Distribution business (Cadent2). Operating exceptional items and remeasurements of £nil (2017: £11 million cost; 2016: £nil) detailed in note 4 are attributable to UK Electricity Transmission; £nil (2017: £4 million cost; 2016: £nil) to UK Gas Transmission; £36 million gain (2017: £435 million cost; 2016: £11 million gain) to US Regulated; and £nil (2017: £115 million cost; 2016: £nil) to NGV and Other.

Reconciliation to profit before tax:
Operating profit from continuing operations	3,457	3,773	3,214	3,493	3,208	3,225
Finance income	154	53	22	154	53	22
Finance costs	(1,128)	(1,082)	(878)	(899)	(1,140)	(977)

Share of post-tax results of joint ventures and associates:
Cadent[2]	123	—	—	(89)	—	—
NGV and Other	44	63	59	49	63	59
Profit before tax from continuing operations	2,650	2,807	2,417	2,708	2,184	2,329

1.	Included within NGV and Other is £234 million (2017: £239 million; 2016: £394 million) of operating profit (both before and after exceptional items and remeasurements) relating to NGV.

2.	Investment held through Quadgas HoldCo Limited.

2. Segmental analysis continued

(c) Capital expenditure

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure[1]			Depreciation and amortisation
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	13,028	12,515	11,907	999	1,027	1,084	(475)	(421)	(390)
UK Gas Transmission	4,280	4,165	4,140	310	214	186	(194)	(186)	(178)
US Regulated	20,953	21,638	17,490	2,424	2,247	1,856	(635)	(642)	(535)
NGV and Other[2]	2,491	2,430	2,291	341	247	201	(226)	(232)	(208)
Total from continuing operations	40,752	40,748	35,828	4,074	3,735	3,327	(1,530)	(1,481)	(1,311)

Split by geographical area – continuing operations:
UK	18,772	18,102	17,491	1,527	1,357	1,386	(804)	(753)	(715)
US	21,980	22,646	18,337	2,547	2,378	1,941	(726)	(728)	(596)
	40,752	40,748	35,828	4,074	3,735	3,327	(1,530)	(1,481)	(1,311)
Asset type:
Property, plant and equipment	39,853	39,825	35,074	3,901	3,507	3,130	(1,392)	(1,348)	(1,207)
Non-current intangible assets	899	923	754	173	228	197	(138)	(133)	(104)
Total from continuing operations	40,752	40,748	35,828	4,074	3,735	3,327	(1,530)	(1,481)	(1,311)

1.	Represents additions to property, plant and equipment and non-current intangibles but excludes additional investments in and loans to joint ventures and associates.

2.
Included within NGV and Other are assets with a net book value of £1,454 million (2017: £1,432 million; 2016: £1,482 million), capital expenditure of £186 million (2017: £98 million; 2016: £93 million) and depreciation and amortisation of £143 million (2017: £143 million; 2016: £144 million) relating to NGV.